Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Domestic Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.60%	2.00%	2.10%
Rate of compensation increase	3.30%	3.30%	6.50%
Expected long-term return on plan assets	1.40%	0.30%	0.30%
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.70%	5.60%	6.20%
Rate of compensation increase	2.00%	2.00%	3.50%
Expected long-term return on plan assets	5.50%	5.80%	5.70%